UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Nicholas Fixed Income Alternative ETF
Ticker: FIAX

Annual Report

October 31, 2023

Nicholas Fixed Income Alternative ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Nicholas Fixed Income Alternative ETF

Shareholder LEtter (Unaudited)

Nicholas Fixed Income Alternative ETF (FIAX) Annual Shareholder Performance Overview

When we developed the Nicholas Fixed Income Alternative ETF (FIAX) (the “Fund”) our goal was to construct an actively managed exchange-traded fund (“ETF”) that seeks to provide income using U.S. Treasury fixed income securities and a “defined risk option premium.” The Fund’s defined risk option premium strategy uses options on ETFs across multiple asset classes (e.g., equities, commodities, fixed income).

We have recently completed our inaugural year of the Fund. From November 29, 2022, to October 31, 2023, the net asset value (“NAV”) performance of the Fund was 0.14% and the market performance of the Fund was 0.12%. The benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -2.62% over this same period. The Fund outperformed its benchmark by 276 basis points.

This was a challenging period for fixed income as interest rates continued to rise which negatively impacted bond prices. Due to this, the Fund’s portfolio managers decided to keep bond maturates on the short end of the curve. This helped maintain NAV stability when compared to the benchmark index, which held exposure to longer dated maturity bonds.

The portfolio managers also added bullish S&P 500® Index (SPX) (“S&P 500®”) options exposure to help participate in upside S&P 500® performance. The selloff in the S&P 500® that began in August put pressure on these positions, resulting in a decline in the NAV. These positions expire in 2024, so a recovery in the S&P 500® will positively impact the NAV. The Fund’s managers also sold calls on these long positions to generate additional income for the Fund.

Relating to fixed income positioning, our current outlook is that interest rates are beginning to peak for the cycle and the Federal Reserve may begin to lower rates in 2024. The portfolio managers will look to potentially extend the duration of the treasuries to benefit from any potential rate cuts.

Should rates ease this would help bonds with a longer duration to rise as interest rates fall.

For these reasons we believe that investors should consider holding alternative income strategies like the Fund.

We feel this potentially gives investors the ability to earn a yield while taking advantage of strategic opportunities to generate extra yield and/or participation in equities and bonds rising should rates ease and markets continue higher.

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Fund, please call (855) 563-6900 or visit our website at www.nicholasx.com. Read the prospectus or summary prospectus carefully before investing.

Investments involve risk. Principal loss is possible.

Bloomberg US Aggregate Bond Index: The composition of the Agg index is designed to represent the full range of investment-grade bonds traded in the U.S. It is composed of more than 10,000 issues. U.S. Treasuries represent nearly 40% of the index.

S&P 500® Index:  A market capitalization weighted index of the five hundred, largest, publicly traded companies in the United States.

Distributed by Foreside Fund Services, LLC

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Nicholas Fixed Income Alternative ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,000
$10,000
$9,000
11/29/22
11/30/22
12/31/22
1/31/23
2/28/23
3/31/23
4/30/23
5/31/23
6/30/23
7/31/23
8/31/23
9/30/23
10/31/23
Nicholas Fixed Income Alternative ETF - NAV
Nicholas Fixed Income Alternative ETF - Market
Bloomberg US Aggregate Bond Index

Total Returns for the period ended September 30, 2023:	Since Inception (11/29/2022)	Ending Values (10/31/2023)
Nicholas Fixed Income Alternative ETF - NAV	0.14%	$10,014
Nicholas Fixed Income Alternative ETF - Market	0.12%	10,012
Bloomberg US Aggregate Bond Index	-2.62%	9,738

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 563-6900. The Fund’s expense ratio is 0.95% (as of the Fund’s most recently filed Prospectus dated November 22, 2022).

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Nicholas Fixed Income Alternative ETF

PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type/Sector	% of Net Assets
United States Treasury Obligations	97.3%
Options Purchased	2.5
Cash Equivalents(1)	3.5
Options Written	(3.3)
100.0%

(1)Represents short-term investments and other assets in excess of liabilities.

Nicholas Fixed Income Alternative ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations - 97.3%
United States Treasury Notes - 97.3%
0.750%, 12/31/2023(1)		$23,700,000	$23,517,806
0.250%, 03/15/2024(1)		11,752,000	11,529,105
1.000%, 12/15/2024(1)		11,031,000	10,508,751
			22,037,856
Total United States Treasury Obligations
(Cost $45,672,062)			45,555,662

	Contracts(2)	Notional Amount
Options Purchased - 2.5%
Call Options - 0.8%
S&P 500 Index
Expiration: 03/28/2024, Strike Price: $4,475(3)(6)	30	$12,581,400	214,950
Expiration: 04/19/2024, Strike Price: $4,525(3)(6)	20	8,387,600	138,300
			353,250
iShares 20+ Year Treasury Bond ETF
Expiration: 11/24/2023, Strike Price: $86(3)(6)	20	167,160	1,740

Put Options - 1.7%
S&P 500 Index
Expiration: 03/28/2024, Strike Price: $4,200(3)(6)	30	12,581,400	498,210
Expiration: 04/19/2024, Strike Price: $3,975	20	8,387,600	200,360
			698,570
Health Care Select Sector SPDR Fund
Expiration: 11/24/2023, Strike Price: $125(3)(6)	650	8,095,100	101,075

iShares 20+ Year Treasury Bond ETF
Expiration: 11/24/2023, Strike Price: $83.50(3)(6)	20	167,160	3,500

Total Options Purchased
(Cost $1,709,080)			1,158,135

		Shares
Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 5.276%(4)		100,353	100,353
Total Short-Term Investments
(Cost $100,353)			100,353

Total Investments in Securities - 100.0%
(Cost $47,481,495)			46,814,150
Other Assets in Excess of Liabilities - 0.0%(5)			19,498
Total Net Assets - 100.0%			$46,833,648

(1)This security was held in its entirety at the broker in connection with options as of October 31, 2023.

(2)100 shares per contract.

(3)Non-income producing security.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Does not round to 0.1%.

(6)Held in connection with a written option contract.

Nicholas Fixed Income Alternative ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written - 3.3%
Call Options - 0.0%(2)
S&P 500 Index
Expiration: 04/19/2024, Strike Price: $4,800	20	$8,387,600	$30,000

iShares 20+ Year Treasury Bond ETF
Expiration: 11/10/2023, Strike Price: $83.50	10	83,580	1,245
Total Call Options			31,245

Put Options - 3.3%
S&P 500 Index
Expiration: 03/28/2024, Strike Price: $4,475	30	12,581,400	840,930
Expiration: 04/19/2024, Strike Price: $4,375	20	8,387,600	469,800
			1,310,730
Health Care Select Sector SPDR Fund
Expiration: 11/24/2023, Strike Price: $127	650	8,095,100	209,950

iShares 20+ Year Treasury Bond ETF
Expiration: 11/10/2023, Strike Price: $85	10	83,580	2,180
Total Put Options			1,522,860

Total Options Written
(Premiums Received $1,057,618)			$1,554,105

(1)100 shares per contract.

(2)Does not round to 0.1%.

Nicholas Fixed Income Alternative ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023

Assets:
Investments in securities, at value (Cost $47,481,495) (Note 2)	$46,814,150
Receivables:
Investment securities sold	3,420
Deposit at broker for options	1,505,154
Interest	107,797
Total assets	48,430,521

Liabilities:
Options written (Premiums received of $1,057,618)	1,554,105
Payables:
Investment securities purchased	5,370
Management fees (Note 4)	37,398
Total liabilities	1,596,873
Net Assets	$46,833,648

Components of Net Assets:
Paid-in capital	$48,128,973
Total distributable (accumulated) earnings (losses)	(1,295,325)
Net assets	$46,833,648

Net Asset Value (unlimited shares authorized):
Net assets	$46,833,648
Shares of beneficial interest issued and outstanding	2,425,000
Net asset value	$19.31

Nicholas Fixed Income Alternative ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF OPERATIONS For the Period Ended October 31, 2023(1)

Investment Income:
Interest income	$1,393,004
Broker interest income	17,069
Total investment income	1,410,073

Expenses:
Management fees (Note 4)	289,273
Broker fee expense	25,068
Tax expense	1,026
Total expenses	315,367
Net investment income (loss)	1,094,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,618,866)
Options written	1,487,372
Change in net unrealized appreciation/depreciation on:
Investments	(667,344)
Options written	(496,487)
Net realized and unrealized gain (loss) on investments and options written	(1,295,325)
Net increase (decrease) in net assets resulting from operations	$(200,619)

(1) The Fund commenced operations on November 29, 2022. The information presented is from November 29, 2022 to October 31, 2023.

Nicholas Fixed Income Alternative ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,094,706
Net realized gain (loss)	(131,494)
Change in net unrealized appreciation/depreciation	(1,163,831)
Net increase (decrease) in net assets resulting from operations	(200,619)

Distributions to Shareholders:
Distributable earnings	(1,095,732)
Return of capital	(265,996)
Net distributions to shareholders	(1,361,728)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	48,395,995
Total increase (decrease) in net assets	46,833,648

Net Assets:
Beginning of period	—
End of period	$46,833,648

(1)The Fund commenced operations on November 29, 2022. The information presented is from November 29, 2022 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(1)
	Shares	Value
Shares sold	2,875,000	$57,316,133
Shares redeemed	(450,000)	(8,933,288)
Variable fees	—	13,150
Net increase (decrease)	2,425,000	$48,395,995

Nicholas Fixed Income Alternative ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.66
Net realized and unrealized gain (loss)(3)	(0.64)
Total from investment operations	0.02

Less Distributions:
From net investment income	(0.58)
From return of capital	(0.14)
Total distributions	(0.72)

Capital Share Transactions
Variable fees	0.01
Net asset value, end of period	$19.31
Total return(4)(5)	0.14%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$46.8
Ratio of expenses to average net assets(6)(7)	1.04	% (6)
Ratio of net investment income (loss) to average net assets(6)(8)	3.60	% (8)
Portfolio turnover rate(4)	360%

(1)The Fund commenced operations on November 29, 2022. The information presented is from November 29, 2022 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expenses to average net assets includes tax and broker expense. The expense ratio excluding tax and broker expenses is 0.95% for the period ended October 31, 2023.

(8)The net investment income (loss) ratio includes tax and broker expense.

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Nicholas Fixed Income Alternative ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2023

NOTE 1 – ORGANIZATION

The Nicholas Fixed Income Alternative ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments or the “Adviser), a Tidal Financial Group company, serves as investment adviser to the Fund and Nicholas Wealth Management and ZEGA Financial, LLC (together the “Sub-Advisers”), serve as investment sub-advisers to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08. The Fund commenced operations on November 29, 2022.

The investment objective of the Fund is to seek current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

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Nicholas Fixed Income Alternative ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$45,555,662	$—	$45,555,662
Options Purchased	698,570	459,565	—	1,158,135
Short-Term Investments	100,353	—	—	100,353
Total Investments in Securities	$798,923	$46,015,227	$—	$46,814,150

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$30,000	$1,245	$—	$31,245
Put Options	840,930	681,930	—	1,522,860
Total Options Written	$870,930	$683,175	$—	$1,554,105

B.Derivative Instruments. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the opt.

By virtue of the Fund’s investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. For the period ended October 31, 2023, the Fund’s monthly average quantity and notional value are described below:

Average Notional Amount
Purchased Options	$14,896,895
Written Options	(13,729,377)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
	Investments in securities, at value
Options Purchased		1,158,135	None	$—
Options Written	None	—	Options written	1,554,105

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(1,139,854)	$(550,945)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	1,487,372	(496,487)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. Tax expense is disclosed in the Statement of Operations, if applicable.

As of October 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.

E.Distributions to Shareholders. The Fund intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

J. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to non-deductible excise tax. For the period ended October 31, 2023, the following adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$(1,026)	$1,026

K.Recently Issued Accounting Pronouncements.

• In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

L. Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Option Contracts. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds — Principal Risks of Investing in The Funds.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser has agreed to pay, or require a Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and the unitary management fee payable to the Adviser (collectively, “Excluded Expenses”). Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended October 31, 2023 are disclosed in the Statement of Operations.

The Sub-Advisers serve as sub-adviser to the Fund, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. ZEGA Financial, LLC is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, each Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Advisers have agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub- Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $35,048,537 and $33,275,558, respectively.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

For the period ended October 31, 2023, the purchases or sales of long-term U.S. government securities were $18,857,979 and 6,034,970, respectively.

For the period ended October 31, 2023, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

As of the period ended October 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

Distributions paid from:	October 31, 2023
Ordinary income	$1,095,732
Return of Capital	$265,996

As of the period ended October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$45,463,370
Gross tax unrealized appreciation	1,312,714
Gross tax unrealized depreciation	(1,516,038)
Net tax unrealized appreciation (depreciation)	(203,324)
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total distributable earnings	—
Other accumulated gain (loss)	(1,092,001)
Total distributable (accumulated) earnings (losses)	$(1,295,325)

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of option contracts.

Net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent period ended October 31, 2023, the Fund had not elected to defer any late year losses and had short-term and long-term capital loss carryovers of $599,400 and $473,909, respectively, both of which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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Nicholas Fixed Income Alternative ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nicholas Fixed Income Alternative ETF and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Nicholas Fixed Income Alternative ETF (the “Fund”), a series of Tidal Trust II, as of October 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 29, 2022 (commencement of operations) through October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2023

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Nicholas Fixed Income Alternative ETF

EXPENSE EXAMPLE For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for an entire period indicated, which is from May 1, 2023 to October 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(1)
Actual	$1,000.00	$991.70	$4.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most-recent six-month period).

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Statement Regarding Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its series, the Nicholas Fixed Income Alternative ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC), the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	36	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC.	36	Trillium Asset Management, LLC
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services	36	None
Interested Trustee and Executive Officer
Eric W. Falkeis(3) c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018). President, Principal Executive Officer, President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary of Tidal ETF Trust (since 2018).	36

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018); Trustee and Chairman of Tidal ETF Trust (since 2018).

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S.Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).	Not Applicable	Not Applicable

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

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Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Peter Chappy c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1975	Assistant Treasurer	Indefinite term; since 2023

Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S.Bancorp Fund Services, LLC (2008 to 2015).

				Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S.Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable
Charles Ragauss c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Tidal Investments LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).	Not Applicable	Not Applicable

(1)The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

(2)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(3)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(4)The Trust, as of the date of this shareholder report, offered for sale to the public 36 of the 56 Funds registered with the SEC.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

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ADDITIONAL INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended October 31, 2023 was 00.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2023, was 00.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended October 31, 2023, was 00.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 563-6900 or by accessing the Fund’s website at www.nicholasx.com/fiax. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (855) 563-6900 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.nicholasx.com/fiax. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (855) 563-6900. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.nicholasx.com/fiax.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 563-6900. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.nicholasx.com/fiax.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Nicholas Wealth Management
218 Roswell Street NE
Marietta, Georgia 30060

Investment Sub-Adviser
ZEGA Financial, LLC
777 Flagler Drive, Suite 800, West Tower
West Palm Beach, Florida 33401

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Nicholas Fixed Income Alternative ETF	FIAX	88634T535

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nicholas Fixed Income Alternative ETF

FYE 10/31/2023
Audit Fees	$11,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 10/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 10/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2024

* Print the name and title of each signing officer under his or her signature.